Pioneer Variable Contracts Trust
Pioneer Equity Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2024

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 98.7% of Net Assets
	Air Freight & Logistics — 3.0%
17,467	United Parcel Service, Inc., Class B	$ 2,381,451
	Total Air Freight & Logistics	$2,381,451
	Automobiles — 0.9%
71,513	Ford Motor Co.	$ 755,177
	Total Automobiles	$755,177
	Banks — 11.8%
48,851	Bank of America Corp.	$ 1,938,407
8,079	JPMorgan Chase & Co.	1,703,538
44,332	Regions Financial Corp.	1,034,265
31,736	Truist Financial Corp.	1,357,349
60,569	Wells Fargo & Co.	3,421,543
	Total Banks	$9,455,102
	Beverages — 0.7%
3,367	PepsiCo., Inc.	$ 572,558
	Total Beverages	$572,558
	Biotechnology — 2.3%
21,934	Gilead Sciences, Inc.	$ 1,838,947
	Total Biotechnology	$1,838,947
	Broadline Retail — 2.4%
29,533	eBay, Inc.	$ 1,922,894
	Total Broadline Retail	$1,922,894
	Capital Markets — 9.4%
14,515	Morgan Stanley	$ 1,513,044
25,349	Northern Trust Corp.	2,282,170
14,689	Raymond James Financial, Inc.	1,798,815
21,818	State Street Corp.	1,930,238
	Total Capital Markets	$7,524,267
	Chemicals — 2.5%
20,722	LyondellBasell Industries NV, Class A	$ 1,987,240
	Total Chemicals	$1,987,240
	Communications Equipment — 3.5%
53,024	Cisco Systems, Inc.	$ 2,821,937
	Total Communications Equipment	$2,821,937
	Consumer Staples Distribution & Retail — 2.0%
10,164	Target Corp.	$ 1,584,161
	Total Consumer Staples Distribution & Retail	$1,584,161
	Diversified Telecommunication Services — 0.8%
14,783	Verizon Communications, Inc.	$ 663,905
	Total Diversified Telecommunication Services	$663,905
	Electric Utilities — 1.7%
19,838	Eversource Energy	$ 1,349,976
	Total Electric Utilities	$1,349,976

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electrical Equipment — 1.8%
5,296	Rockwell Automation, Inc.	$ 1,421,764
	Total Electrical Equipment	$1,421,764
	Entertainment — 2.8%
23,573	Walt Disney Co.	$ 2,267,487
	Total Entertainment	$2,267,487
	Food Products — 4.4%
6,196	Hershey Co.	$ 1,188,269
5,870	John B Sanfilippo & Son, Inc.	553,600
15,702	Kellanova	1,267,308
15,332	Kraft Heinz Co.	538,306
	Total Food Products	$3,547,483
	Ground Transportation — 2.2%
7,189	Union Pacific Corp.	$ 1,771,945
	Total Ground Transportation	$1,771,945
	Health Care Equipment & Supplies — 3.0%
2,554	Becton Dickinson & Co.	$ 615,769
19,995	Medtronic Plc	1,800,150
	Total Health Care Equipment & Supplies	$2,415,919
	Health Care Providers & Services — 1.6%
8,023	Quest Diagnostics, Inc.	$ 1,245,571
	Total Health Care Providers & Services	$1,245,571
	Hotels, Restaurants & Leisure — 1.4%
11,329	Starbucks Corp.	$ 1,104,464
	Total Hotels, Restaurants & Leisure	$1,104,464
	Household Products — 1.1%
6,175	Kimberly-Clark Corp.	$ 878,579
	Total Household Products	$878,579
	Industrial Conglomerates — 1.9%
11,153	3M Co.	$ 1,524,615
	Total Industrial Conglomerates	$1,524,615
	Insurance — 2.3%
24,947	American International Group, Inc.	$ 1,826,869
	Total Insurance	$1,826,869
	IT Services — 3.2%
11,565	International Business Machines Corp.	$ 2,556,790
	Total IT Services	$2,556,790
	Machinery — 2.8%
5,478	Deere & Co.	$ 2,286,134
	Total Machinery	$2,286,134
	Media — 0.5%
10,435	Comcast Corp., Class A	$ 435,870
	Total Media	$435,870

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Shares		Value
	Metals & Mining — 2.4%
22,216	Newmont Corp.	$ 1,187,445
2,640	Reliance, Inc.	763,515
	Total Metals & Mining	$1,950,960
	Multi-Utilities — 2.1%
24,056	CMS Energy Corp.	$ 1,699,075
	Total Multi-Utilities	$1,699,075
	Oil, Gas & Consumable Fuels — 10.4%
20,841	ConocoPhillips	$ 2,194,140
94,750	Coterra Energy, Inc.	2,269,263
33,212	Exxon Mobil Corp.	3,893,111
	Total Oil, Gas & Consumable Fuels	$8,356,514
	Pharmaceuticals — 9.2%
27,404	Bristol-Myers Squibb Co.	$ 1,417,883
19,335	Johnson & Johnson	3,133,430
10,166	Merck & Co., Inc.	1,154,451
29,742	Sanofi S.A. (A.D.R.)	1,714,031
	Total Pharmaceuticals	$7,419,795
	Residential REITs — 1.0%
6,590	Camden Property Trust	$ 814,063
	Total Residential REITs	$814,063
	Semiconductors & Semiconductor Equipment — 0.8%
7,637	Microchip Technology, Inc.	$ 613,175
	Total Semiconductors & Semiconductor Equipment	$613,175
	Specialty Retail — 1.7%
11,519	TJX Cos., Inc.	$ 1,353,943
	Total Specialty Retail	$1,353,943
	Water Utilities — 1.1%
5,810	American Water Works Co., Inc.	$ 849,654
	Total Water Utilities	$849,654
	Total Common Stocks (Cost $65,631,323)	$79,198,284

	SHORT TERM INVESTMENTS — 1.5% of Net Assets
	Open-End Fund — 1.5%
1,196,305(a)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 1,196,305
		$1,196,305
	TOTAL SHORT TERM INVESTMENTS (Cost $1,196,305)	$1,196,305
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $66,827,628)	$80,394,589
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(136,398)
	net assets — 100.0%	$80,258,191

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$79,198,284	$—	$—	$79,198,284
Open-End Fund	1,196,305	—	—	1,196,305
Total Investments in Securities	$80,394,589	$—	$—	$80,394,589
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
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